KCM MACRO TRENDS FUND
KCM MACRO TRENDS FUND
Investment Objective:
The Fund’s investment objective is long-term growth of capital.
As a secondary goal, the Fund seeks to manage volatility and market risk.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees KCM MACRO TRENDS FUND	CLASS R-1	CLASS R-2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)(as a percentage of Offering Price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses KCM MACRO TRENDS FUND		CLASS R-1	CLASS R-2
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.35%	0.34%
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%
Expenses (as a percentage of Assets)		1.75%	2.49%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example KCM MACRO TRENDS FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS R-1	178	551	949	2,062
CLASS R-2	252	776	1,326	2,826

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 240% of the average value of its portfolio.

Principal Investment Strategies:

The Fund employs a flexible investment strategy, meaning it has the freedom to invest globally in companies of all sizes and in all sectors, long or short, and to hold cash. It is not restricted to any “style box”, e.g., large cap growth or small cap value. To achieve its investment objective, the Fund invests principally in domestic and foreign equity securities (common stock), exchange traded funds ("ETFs"), futures and options. The term “macro” in the Fund’s name refers to its focus on the broad macroeconomic environment. A macro strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers.

The adviser utilizes all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical and quantitative analysis. The adviser generally begins with economic analyses to determine the phase of the business cycle for each major global market segment (a “Segment”). Examples of Segments include the U.S., Europe, Asia and Latin America. The adviser then assesses the relative strength of each Segment’s currency to the U.S. dollar. Using research and analyses the adviser ranks the Segments to determine what it believes is the market’s direction, i.e., “uptrend,” “downtrend” or “trading range”, and the momentum of the direction. The adviser adjusts the Fund’s market exposure depending on how clearly its research reflects the market’s direction. The adviser’s next step is to identify individual sectors and/or securities in attractive Segments. The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume.

The Fund may sell equity securities short up to 50% of its net assets if the adviser believes the value of the equity security is likely to depreciate in value. In addition, the Fund may purchase and sell futures contracts, and may purchase and sell options on securities, securities indexes, and futures contracts. These types of investments produce economically “leveraged” investment results. To hedge the Fund's short positions, the Fund may buy call options, which gives the Fund the right to buy a stock it has sold short at a predetermined price. Similarly, the Fund may sell futures to hedge a portion of the Fund's long positions.

As a part of its investment strategy and during periods in which the Fund has limited market exposure, the Fund may invest in money market funds or other short-term interest-bearing instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. As a non-diversified fund the Fund is able to take larger position in a smaller number of companies and/or in a more limited number of sectors (clusters of related industries, regions or countries) than diversified mutual funds. Securities held by the Fund will be sold when, in the adviser's opinion, investments in other Segments offer a more attractive opportunity for capital appreciation.

Principal Risks:

Like all mutual funds, you may lose money if you invest in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

• Derivatives Risk. Investments in futures and options are considered "derivative" investments. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged.

• Put and Call Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. If the Fund sells an uncovered call option or a put option, and must purchase the security at the current market price because the option is exercised, the loss could be significant. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

• ETF Risk. Investing through the Fund in ETFs involves certain additional expenses and certain tax results that would not arise if you invested directly in the ETFs. Each ETFs exposes the Fund to the strategy-specific risk of each ETF and the value of your investment will fluctuate in response to the performance of the ETFs in which the Fund invests.

• Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Short Selling Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

• Small and Medium-Size Company Risk. The Fund may invest in the common stocks of small-cap and mid-cap companies. Small and medium size companies may have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performances can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s assets.

PERFORMANCE

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R-1 shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class R-1 and R-2 shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-275-5599.

Performance Bar Chart For Class R-1 Shares Calendar Years Ended December 31

Best Quarter:	1st Quarter 2012	12.25%
Worst Quarter:	3rd Quarter 2011	(17.11)%
The total return for Class R-1 shares from January 1, 2013 to June 30, 2013 was 11.26%.
Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Average Annual Total Returns KCM MACRO TRENDS FUND	Label	One Year	Since Inception of the Fund	Inception Date
CLASS R-1	Return before taxes	9.03%	1.96%	Aug 4, 2008
CLASS R-1 Return after taxes on distributions		9.00%	1.87%
CLASS R-1 Return after taxes on distributions and sale of Fund shares		5.92%	1.63%
CLASS R-2	Return before taxes	8.23%	2.79%	Aug 4, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	5.41%
HFRX Equity Hedge Index(reflects no deduction for fees, expenses or taxes)		4.81%	(4.40%)

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  After tax returns for Class R-2 shares, which are not shown, will vary from those of Class R-1 shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, index returns do not reflect any fees or expenses. An investor cannot invest directly in an index.

The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Source: Hedge Fund Research, Inc. (HFR). Indices are adjusted for the reinvestment of capital gains and income dividends. Individuals cannot invest in an index.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 11, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Sep 11, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 11, 2013
Prospectus Date	rr_ProspectusDate	Aug 28, 2013
KCM MACRO TRENDS FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KCM MACRO TRENDS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary goal, the Fund seeks to manage volatility and market risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 240% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	240.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a flexible investment strategy, meaning it has the freedom to invest globally in companies of all sizes and in all sectors, long or short, and to hold cash. It is not restricted to any “style box”, e.g., large cap growth or small cap value. To achieve its investment objective, the Fund invests principally in domestic and foreign equity securities (common stock), exchange traded funds ("ETFs"), futures and options. The term “macro” in the Fund’s name refers to its focus on the broad macroeconomic environment. A macro strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers.

The adviser utilizes all or parts of a multi-faceted approach in managing the Fund, including fundamental, technical and quantitative analysis. The adviser generally begins with economic analyses to determine the phase of the business cycle for each major global market segment (a “Segment”). Examples of Segments include the U.S., Europe, Asia and Latin America. The adviser then assesses the relative strength of each Segment’s currency to the U.S. dollar. Using research and analyses the adviser ranks the Segments to determine what it believes is the market’s direction, i.e., “uptrend,” “downtrend” or “trading range”, and the momentum of the direction. The adviser adjusts the Fund’s market exposure depending on how clearly its research reflects the market’s direction. The adviser’s next step is to identify individual sectors and/or securities in attractive Segments. The adviser bases its investment decisions on a wide array of fundamental and technical factors. Fundamental factors include measures such as, earnings growth rates, return on capital and dividend yield. Technical factors include measures such as price performance, volatility and trading volume.

The Fund may sell equity securities short up to 50% of its net assets if the adviser believes the value of the equity security is likely to depreciate in value. In addition, the Fund may purchase and sell futures contracts, and may purchase and sell options on securities, securities indexes, and futures contracts. These types of investments produce economically “leveraged” investment results. To hedge the Fund's short positions, the Fund may buy call options, which gives the Fund the right to buy a stock it has sold short at a predetermined price. Similarly, the Fund may sell futures to hedge a portion of the Fund's long positions.

As a part of its investment strategy and during periods in which the Fund has limited market exposure, the Fund may invest in money market funds or other short-term interest-bearing instruments.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. As a non-diversified fund the Fund is able to take larger position in a smaller number of companies and/or in a more limited number of sectors (clusters of related industries, regions or countries) than diversified mutual funds. Securities held by the Fund will be sold when, in the adviser's opinion, investments in other Segments offer a more attractive opportunity for capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all mutual funds, you may lose money if you invest in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

• Derivatives Risk. Investments in futures and options are considered "derivative" investments. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that the hedging technique will fail if changes in the value of a derivative held by the Fund do not correlate with the Fund’s portfolio securities being hedged.

• Put and Call Options Risk. There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. If the Fund sells an uncovered call option or a put option, and must purchase the security at the current market price because the option is exercised, the loss could be significant. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

• ETF Risk. Investing through the Fund in ETFs involves certain additional expenses and certain tax results that would not arise if you invested directly in the ETFs. Each ETFs exposes the Fund to the strategy-specific risk of each ETF and the value of your investment will fluctuate in response to the performance of the ETFs in which the Fund invests.

• Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Short Selling Risk. The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on the short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

• Small and Medium-Size Company Risk. The Fund may invest in the common stocks of small-cap and mid-cap companies. Small and medium size companies may have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performances can be more volatile and they may face a greater risk of business failure, which could increase the volatility of the Fund’s assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds, you may lose money if you invest in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class R-1 shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class R-1 and R-2 shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-877-275-5599.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-275-5599
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class R-1 Shares Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2012	12.25%
Worst Quarter:	3rd Quarter 2011	(17.11)%
		The total return for Class R-1 shares from January 1, 2013 to June 30, 2013 was 11.26%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Class R-1 shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.11%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class R-2 shares, which are not shown, will vary from those of Class R-1 shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).  After tax returns for Class R-2 shares, which are not shown, will vary from those of Class R-1 shares.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, index returns do not reflect any fees or expenses. An investor cannot invest directly in an index.

The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Source: Hedge Fund Research, Inc. (HFR). Indices are adjusted for the reinvestment of capital gains and income dividends. Individuals cannot invest in an index.

KCM MACRO TRENDS FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
KCM MACRO TRENDS FUND | HFRX Equity Hedge Index(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.81%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.40%)
KCM MACRO TRENDS FUND | CLASS R-1
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCMTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Annual Return 2009	rr_AnnualReturn2009	26.16%
Annual Return 2010	rr_AnnualReturn2010	0.80%
Annual Return 2011	rr_AnnualReturn2011	(13.18%)
Annual Return 2012	rr_AnnualReturn2012	9.03%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2008
KCM MACRO TRENDS FUND | CLASS R-1 | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.00%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
KCM MACRO TRENDS FUND | CLASS R-1 | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
KCM MACRO TRENDS FUND | CLASS R-2
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KCMBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	776
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,326
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,826
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 2008

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund.